Summary of Significant Accounting Policies (Details 2) (USD $)		12 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2013 Carperks	Dec. 31, 2012 Carperks	Dec. 31, 2011 Convertible Preferred Stock Warrants [Member]	Dec. 31, 2011 Convertible Preferred Stock Warrants [Member] Minimum	Dec. 31, 2011 Convertible Preferred Stock Warrants [Member] Maximum	Aug. 30, 2011 Preferred Stock Warrants converted to common stock warrants
Fair Value Measurements
Conversion rate of warrants							1
Risk-free interest rate (as a percent)					0.01%	0.30%
Expected term (years)					3 months 18 days	2 years 8 months 12 days
Expected volatility (as a percent)				45.00%
Fair Value Assumptions, Expected Dividend Rate				0.00%
Contingent consideration obligation	$ 428,000		$ 1,800,000
Payments made upon achievement of sales milestones		$ 1,900,000